Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,675,839.30

Principal:
Principal Collections	$27,273,725.34
Prepayments in Full	$16,868,150.11
Liquidation Proceeds	$538,468.52
Recoveries	$3,498.56
Sub Total	$44,683,842.53
Collections	$49,359,681.83

Purchase Amounts:
Purchase Amounts Related to Principal	$50,283.64
Purchase Amounts Related to Interest	$164.12
Sub Total	$50,447.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,410,129.59

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$49,410,129.59
Servicing Fee	$1,102,704.96	$1,102,704.96	$0.00	$0.00	$48,307,424.63
Interest - Class A-1 Notes	$7,069.66	$7,069.66	$0.00	$0.00	$48,300,354.97
Interest - Class A-2 Notes	$194,893.33	$194,893.33	$0.00	$0.00	$48,105,461.64
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$47,862,828.31
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$47,775,105.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,775,105.39
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$47,724,993.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,724,993.31
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$47,680,532.23
Third Priority Principal Payment	$15,037,029.94	$15,037,029.94	$0.00	$0.00	$32,643,502.29
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$32,579,573.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,579,573.04
Regular Principal Payment	$42,541,149.23	$32,579,573.04	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,410,129.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$15,037,029.94
Regular Principal Payment					$32,579,573.04
Total					$47,616,602.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$32,248,591.19	$87.94	$7,069.66	$0.02	$32,255,660.85	$87.96
Class A-2 Notes	$15,368,011.79	$30.88	$194,893.33	$0.39	$15,562,905.12	$31.27
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$47,616,602.98	$29.57	$690,821.65	$0.43	$48,307,424.63	$30.00

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$32,248,591.19	0.0879427	$0.00	0.0000000
Class A-2 Notes	$497,600,000.00	1.0000000	$482,231,988.21	0.9691157
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,275,588,591.19	0.7922714	$1,227,971,988.21	0.7626966

Pool Information
Weighted Average APR	4.476%	4.471%
Weighted Average Remaining Term	51.98	51.16
Number of Receivables Outstanding	62,570	61,063
Pool Balance	$1,323,245,951.13	$1,277,988,045.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,272,300,010.65	$1,228,981,561.25
Pool Factor	0.8069880	0.7793873

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$19,169,820.69
Yield Supplement Overcollateralization Amount	$49,006,484.61
Targeted Overcollateralization Amount	$59,977,633.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,016,057.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		175	$527,273.31
(Recoveries)		8	$3,498.56
Net Losses for Current Collection Period			$523,774.75
Cumulative Net Losses Last Collection Period			$743,655.32
Cumulative Net Losses for all Collection Periods			$1,267,430.07

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.18%	692	$15,070,832.65
61-90 Days Delinquent	0.14%	74	$1,729,680.55
91-120 Days Delinquent	0.01%	10	$146,291.99
Over 120 Days Delinquent	0.01%	8	$182,872.10
Total Delinquent Receivables	1.34%	784	$17,129,677.29

Repossession Inventory:
Repossessed in the Current Collection Period		31	$835,589.89
Total Repossessed Inventory		52	$1,323,360.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2301%
Preceding Collection Period			0.2704%
Current Collection Period			0.4833%
Three Month Average			0.3279%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0872%
Preceding Collection Period			0.0991%
Current Collection Period			0.1507%
Three Month Average			0.1123%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer